EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share
	Years ended December 31,
	2014	2015	2016
Net loss attributed to holder of ordinary shares	$(33,630,021)	$(5,075,122)	$(34,698,251)
Net loss adjusted for dilutive securities	(33,630,021)	(5,075,122)	(34,698,251)
Weighted-average number of common shares outstanding-basic	203,550,049	204,085,041	202,229,767
Weighted-average number of common shares outstanding-diluted	203,550,049	204,085,041	202,229,767
Basic loss per share	$(0.17)	$(0.02)	$(0.17)
Diluted loss per share	$(0.17)	$(0.02)	$(0.17)